Other Current Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets	Other Current Assets

	December 31, 2022 $	December 31, 2021 $
Prepaid expenses	48,018	49,919
Deposits	34,142	21,542
Other current assets	28,901	10,679
Capitalized contract costs	27,114	19,309
Foreign exchange contracts	1,484	1,824
	139,659	103,273